1
Gabelli Pet Parents’ Fund
Schedule of Investments — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 93.4%
Consumer Products  — 5.1%
1,000 Oil-Dri Corp. of America ............................ $ 67,080
1,500 Spectrum Brands Holdings Inc. ................ 119,655
186,735
Consumer Services  — 4.5%
1,100 Amazon.com Inc.† ................................... 167,134
Diagnostics  — 6.8%
450 IDEXX Laboratories Inc.† .......................... 249,772
Pet Food and Nutrition  — 10.9%
40,000 BARK Inc.† .............................................. 32,220
500 Colgate-Palmolive Co. .............................. 39,855
3,000 Freshpet Inc.† .......................................... 260,280
600 Nestlé SA ................................................. 69,563
401,918
Pet Healthcare  — 19.6%
6,000 CVS Group plc ......................................... 128,714
16,000 Elanco Animal Health Inc.† ....................... 238,400
1,000 Patterson Cos. Inc. ................................... 28,450
35,000 Petco Health & Wellness Co. Inc.† ............ 110,600
1,000 Vetoquinol SA .......................................... 113,044
250 Virbac SACA ............................................. 99,218
718,426
Pet Products  — 8.3%
1,300 Central Garden & Pet Co.† ........................ 65,143
6,350 Chewy Inc., Cl. A† .................................... 150,051
500 Church & Dwight Co. Inc. ......................... 47,280
300 The Clorox Co. ......................................... 42,777
305,251
Pet Services  — 19.8%
15,781 PetIQ Inc.† ............................................... 311,675
30,000 Pets at Home Group plc ............................ 121,678
300 Tractor Supply Co. .................................... 64,509
7,500 Trupanion Inc.† ........................................ 228,825
726,687
Pharmaceuticals  — 15.7%
22,500 Animalcare Group plc ............................... 48,755
1,500 Dechra Pharmaceuticals plc ...................... 73,764
5,000 Eco Animal Health Group plc† ................... 6,915
8,750 Phibro Animal Health Corp., Cl. A .............. 101,325
1,750 Zoetis Inc. ................................................ 345,398
576,157
Retail  — 2.7%
1,250 CVS Health Corp. ...................................... 98,700
TOTAL COMMON STOCKS .................. 3,430,780
Shares
Market
Value
PREFERRED STOCKS  — 3.2%
Retail  — 3.2%
3,250 Qurate Retail Inc., 8.000%, 03/15/31 ........ $ 116,870
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 3.4%
$ 125,000 U.S. Treasury Bill,
5.274%††, 03/21/24 ............................. 123,577
TOTAL INVESTMENTS — 100.0%
(Cost $3,098,592) ................................. $ 3,671,227
† Non-income producing security.
†† Represents annualized yield at date of purchase.